Income Taxes, Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Provision for Income Taxes [Abstract]
Current tax expense		$ 3,557	$ 3,312
Deferred tax (benefit) expense		(1,180)	(745)
Total income tax expense	[1]	$ 2,377	$ 2,567

[1]	Effective income tax rate was 17.8% for 2024 and 16.9% for 2023